Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments For Capital Leases

Following is a schedule by year of the estimated future minimum payments under all operating and capital leases as of December 31, 2018:

Year ending December 31,	Capital Leases	Operating Leases	Total
2019	$508,114	$1,107,565	$1,615,679
2020	408,264	1,125,940	1,534,204
2021	104,579	535,250	639,829
2022	—	40,080	40,080
2023 and thereafter	—	—	—
Total	1,020,957	$2,808,835	$3,829,792
Less: amount representing interest	(96,251)
Less: amount representing service costs	(88,172)
Net present value of future minimum lease payments	836,534
Current maturities	(399,345)
Long-term maturities	$437,189

Schedule of Capital Leased Assets

Assets under capital leases were included in the following balance sheet categories as of December 31:

	2018	2017
Laboratory and manufacturing equipment	$1,563,346	$850,792
Office furniture and equipment	64,790	64,790
Computers and network equipment	24,350	24,350
Less accumulated amortization	(749,480)	(454,471)
Capital lease assets, net	$903,006	$485,461